Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Six months ended June 30, 2021
Revenue	$1,212,222	$295,340	$2,949,525	$(856,790)	$3,600,297
Commissions and fees	814,295	84,902	290,046	-	1,189,243
Compensation and benefits	594,038	135,183	-	1,654,326	2,383,547
Occupancy	-	119,301	4,200	224,159	347,660
Communication and technology	224,232	3,126	563,526	156,408	947,292
General and administrative	40,133	21,225	164,709	403,992	630,059
Crypto currencies	-	-	-	219,662	219,662
Professional fees	773	-	190,128	799,110	990,011
Service fees	-	-	2,311,018	163,104	2,474,122
Interest	-	-	109,268	832,996	942,264
Depreciation	1,476	-	266,666	11,538	279,680
Marketing	1,010	-	55,000	497,748	553,758
Payment service charge	-	-	292,630	-	292,630
Other operating expenses	1,526	-	-	17,948	19,474
	1,677,483	363,737	4,247,191	4,980,991	11,269,402

Income (loss) from operations	$(465,261)	$(68,397)	$(1,297,666)	$(5,837,781)	$(7,669,105)

Total segment assets	$4,412,577	$182,524	$63,259,609	$18,662,967	$86,517,677

	Futures and securities brokerage services	Insurance brokerage services	Market making trading (CFD trading)	Other	Total
Six months ended June 30, 2020
Revenue	$617,242	$638,574	5,126,239	$48,461	$6,430,516
Commissions	387,439	315,083	59,539	-	762,061
Compensation	607,139	135,312	-	743,709	1,486,160
Occupancy	3,119	142,052	3,600	174,453	323,224
Communication and technology	208,672	2,393	257,311	1,286	469,662
General and administrative	34,396	24,502	105,853	128,037	292,788
Professional fees	800	-	112,506	40,547	153,853
Service fees	-	-	119,379	112,406	231,785
Interest	-	-	4,989	74,354	79,343
Depreciation	10,484	-	-	11,508	21,992
Marketing	222	222	105,013	94,491	199,948
Other operating expenses	3,847	-	19,309	9,346	32,502

	1,256,118	619,564	787,499	1,390,137	4,053,318

Income (loss) from operations	$(638,876)	$19,010	$4,338,740	$(1,341,676)	$2,377,198

Total segment assets	$3,793,041	$214,252	$7,987,408	$3,075,902	$15,070,603